Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory, Net [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31,	December 31,
	2015	2014

Finished goods	$1,185	$1,815
Work in process	703	1,013
Raw materials	2,505	2,449
Inventory consigned to others	8	58
	$4,401	$5,335